Shareholders' equity (Details)			2 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended
	Jan. 03, 2020 USD ($) shares	Apr. 23, 2019 USD ($) $ / shares shares	Nov. 30, 2020 USD ($)	Mar. 31, 2021 USD ($) Vote $ / shares shares	Dec. 31, 2019 USD ($) $ / shares	Mar. 31, 2021 USD ($) Vote $ / shares	Dec. 31, 2020 USD ($) $ / shares	Mar. 31, 2020 USD ($) $ / shares
Class of Stock [Line Items]
Common stock, shares, par value | $ / shares				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Issuance costs incurred							$ 504,977
Aggregate consideration from issue of common stock					$ 25,000
Reservoir Holdings Inc And Subsidiaries
Class of Stock [Line Items]
Number of shares issued | shares	15,000	125,227		5,333
Common stock, shares, par value | $ / shares		$ 0.00001		$ 0.00001		$ 0.00001		$ 0.00001
Aggregate consideration from issue of preferred shares								$ 81,632,500
Issuance costs incurred	$ 85,000			$ 27,000
Aggregate consideration from issue of common stock	$ 15,000,000			$ 8,000,009		$ 7,973,009		$ 14,957,500
Amount of contributed capital			$ 8,300,000
Preferred Shares, vote per share | Vote				1		1
Preferred shares, dividend rate (in percent)								6.00%
Reservoir Holdings Inc And Subsidiaries | Series A-1 Preferred Shares
Class of Stock [Line Items]
Number of shares issued | shares		67,500
Aggregate consideration from issue of preferred shares		$ 67,500,000
Share issue price | $ / shares		$ 1,000
Issuance costs incurred		$ 825,000
Amount of promissory note paid		16,875,000
Reservoir Holdings Inc And Subsidiaries | Series A-2 Preferred Shares
Class of Stock [Line Items]
Number of shares issued | shares	15,000
Aggregate consideration from issue of preferred shares	$ 15,000,000
Reservoir Holdings Inc And Subsidiaries | Shareholder
Class of Stock [Line Items]
Amount of dividend payable		16,875,000
Principal amount of promissory note issued		$ 16,875,000
Equity interest acquired (in percent)		100.00%